Offerings - Offering: 1	Aug. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	42,154,073
Maximum Aggregate Offering Price	$ 1,403.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.19
Offering Note
Offering Note
[1]	Rule 457(f) Fee Calculation Details

(1) Based on the maximum number of Ordinary Shares, par value $0.0001 per share, of CubeBio Holdings Limited (the "Registrant") issuable in connection with the business combination (the "Business Combination") involving Mountain Crest Acquisition Corp. V ("Mountain Crest"), pursuant to the Business Combination Agreement, dated as of August 29, 2024, as modified by the Joinder Agreement. This number includes: (i) 37,500,000 Ordinary Shares to be issued to the shareholders of CubeBio Co., Ltd. in the Share Swap; (ii) 300,000 Ordinary Shares to be issued in respect of Mountain Crest Founder Shares purchased by CubeBio; (iii) 125,000 Ordinary Shares to be issued in respect of Mountain Crest Founder Shares to be purchased by CubeBio; (iv) 72,123 Ordinary Shares to be issued to Mountain Crest's public stockholders; (v) 690,000 Ordinary Shares to be issued upon automatic conversion of 6,900,000 Public Rights; (vi) 22,300 Ordinary Shares to be issued upon automatic conversion of 223,000 Private Rights; (vii) 1,300,000 Ordinary Shares to be issued to the Sponsor in respect of Founder Shares; (viii) 223,000 Ordinary Shares to be issued to the Sponsor in respect of private placement shares; (ix) 225,000 Ordinary Shares to be issued to the Sponsor in respect of note conversion shares; (x) 177,900 Representative Shares; (xi) 450,000 Ordinary Shares to be issued to Mountain Crest service providers; and (xii) 1,068,750 Ordinary Shares to be issued to Global Fund LLC in connection with the success fee payment. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. CubeBio Holdings Limited is a private company, and no market exists for its securities. CubeBio Holdings Limited has an accumulated capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed maximum offering price is one-third of the aggregate par value of its Ordinary Shares being issued in the proposed business combination, which is calculated by taking one-third of the product of the par value of $0.0001 and the maximum number of shares of CubeBio Holdings Limited's Ordinary Shares that may be issued in the Business Combination, or 42,154,073 shares. (3) Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the applicable fee rate.
Amount of Securities to be Received or Cancelled	Value per Share of Securities to be Received or Cancelled	Total Value of Securities to be Received or Cancelled	Cash Consideration Received by the registrant	Cash Consideration (Paid) by the registrant	Maximum Aggregate Offering Price
42,154,073	$ 0.0000333	$ 1,403.73			$ 1,403.73